FINANCIAL RISK MANAGEMENT (Details) - Schedule of financial instruments which are not recorded at fair value - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of financial instruments which are not recorded at fair value [Line Items]
Cash and cash equivalents	$ 1,121,223
Cash on hand	2,248
Bank balance	480,566
Overnight	259,129
Time deposits	379,280
Other financial assets, current	481,637
Other financial assets	481,637
Trade debtors, other accounts receivable and Current accounts receivable	1,008,109
Accounts receivable from entities related, current	19,523
Other financial assets, not current	15,517
Accounts receivable, non-current	12,743
Other current financial liabilities	802,841
Accounts payable for trade and other accounts payable, current	1,627,992
Accounts payable to entities related, current	12
Other financial liabilities, not current	5,979,039
Accounts payable, not current	326,284
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Restated [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of financial instruments which are not recorded at fair value [Line Items]
Cash and cash equivalents		$ 1,020,810
Cash on hand		2,120
Bank balance		558,078
Overnight		386,034
Time deposits		74,578
Other financial assets, current		83,150
Other financial assets		83,150
Trade debtors, other accounts receivable and Current accounts receivable		881,770
Accounts receivable from entities related, current		724
Other financial assets, not current		15,622
Accounts receivable, non-current		12,201
Other current financial liabilities		4,447,780
Accounts payable for trade and other accounts payable, current		4,839,251
Accounts payable to entities related, current		661,602
Other financial liabilities, not current		5,948,702
Accounts payable, not current		472,426
At fair value [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of financial instruments which are not recorded at fair value [Line Items]
Cash and cash equivalents	1,121,223
Cash on hand	2,248
Bank balance	480,566
Overnight	259,129
Time deposits	379,280
Other financial assets, current	481,637
Other financial assets	481,637
Trade debtors, other accounts receivable and Current accounts receivable	1,008,109
Accounts receivable from entities related, current	19,523
Other financial assets, not current	15,517
Accounts receivable, non-current	12,743
Other current financial liabilities	824,167
Accounts payable for trade and other accounts payable, current	1,627,992
Accounts payable to entities related, current	12
Other financial liabilities, not current	5,533,131
Accounts payable, not current	$ 326,284
At fair value [member] | Restated [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of financial instruments which are not recorded at fair value [Line Items]
Cash and cash equivalents		1,020,810
Cash on hand		2,120
Bank balance		558,078
Overnight		386,034
Time deposits		74,578
Other financial assets, current		83,150
Other financial assets		83,150
Trade debtors, other accounts receivable and Current accounts receivable		881,770
Accounts receivable from entities related, current		724
Other financial assets, not current		15,622
Accounts receivable, non-current		12,201
Other current financial liabilities		4,339,370
Accounts payable for trade and other accounts payable, current		4,839,251
Accounts payable to entities related, current		662,345
Other financial liabilities, not current		5,467,594
Accounts payable, not current		$ 472,426